Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure Table

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:			RevPAR
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (Loss) (in ‘000s)

2022	$6,645,889	$3,002,581	$1,454,595	$905,354	$37.55	$140.29	$(238,340)	$4,113

2021	$5,300,248	$5,953,982	$1,249,993	$1,123,296	$70.98	$143.09	$(99,364)	$3,734

2020	$7,087,470	$721	$2,009,592	$820,165	$60.93	$113.44	$81,945	$3,917

(1)	The CEO for each year reported was Ms. Baier. The other named executive officers, or NEOs, for each year reported are as follows:

•	2022: Ms. Kussow and Messrs. White, Kaestner, Swain and Bowman

•	2021: Messrs. Swain, Bowman, White and Kaestner and Cindy R. Kent

•	2020: Messrs. Swain and White, Ms. Kent and Mary Sue Patchett

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Disclosure Table above. The following table details the applicable adjustments that were made to de
termine compensation actually paid (all amounts are averages for the NEOs other than the CEO):

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Total Adjustments

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$(3,643,308)
	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$653,734
	Other NEOs	$(462,496)	$338,623	$19,201	$50,293	$(72,317)	$(126,696)

2020	CEO	$(4,939,153)	$1,848,813	$(3,833,352)	$(163,057)	$-	$(7,086,749)
	Other NEOs	$(1,083,293)	$415,058	$(491,102)	$(30,090)	$-	$(1,189,427)

(3)
TSR is determined based on the market value on December 31 of the year reported of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the S&P Health Care index.

Company Selected Measure Name	RevPAR
Named Executive Officers, Footnote [Text Block]
(1)	The CEO for each year reported was Ms. Baier. The other named executive officers, or NEOs, for each year reported are as follows:

•	2022: Ms. Kussow and Messrs. White, Kaestner, Swain and Bowman

•	2021: Messrs. Swain, Bowman, White and Kaestner and Cindy R. Kent

•	2020: Messrs. Swain and White, Ms. Kent and Mary Sue Patchett

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the market value on December 31 of the year reported of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the S&P Health Care index.
PEO Total Compensation Amount	$ 6,645,889	$ 5,300,248	$ 7,087,470
PEO Actually Paid Compensation Amount	$ 3,002,581	5,953,982	721
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Disclosure Table above. The following table details the applicable adjustments that were made to de
termine compensation actually paid (all amounts are averages for the NEOs other than the CEO):

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Total Adjustments

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$(3,643,308)
	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$653,734
	Other NEOs	$(462,496)	$338,623	$19,201	$50,293	$(72,317)	$(126,696)

2020	CEO	$(4,939,153)	$1,848,813	$(3,833,352)	$(163,057)	$-	$(7,086,749)
	Other NEOs	$(1,083,293)	$415,058	$(491,102)	$(30,090)	$-	$(1,189,427)

Non-PEO NEO Average Total Compensation Amount	$ 1,454,595	1,249,993	2,009,592
Non-PEO NEO Average Compensation Actually Paid Amount	$ 905,354	1,123,296	820,165
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Disclosure Table above. The following table details the applicable adjustments that were made to de
termine compensation actually paid (all amounts are averages for the NEOs other than the CEO):

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Total Adjustments

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$(3,643,308)
	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$653,734
	Other NEOs	$(462,496)	$338,623	$19,201	$50,293	$(72,317)	$(126,696)

2020	CEO	$(4,939,153)	$1,848,813	$(3,833,352)	$(163,057)	$-	$(7,086,749)
	Other NEOs	$(1,083,293)	$415,058	$(491,102)	$(30,090)	$-	$(1,189,427)

Tabular List [Table Text Block]
Most Important Performance Measures
For 2022, our Compensation Committee identified the performance measures listed below as the most important performance measures used by us to link compensation actually paid to our named executive
officers for the year ended December 31, 2022 to company performance.

Performance Measures

Consolidated Portfolio Revenue per Available Unit (“RevPAR”)

Facility Operating Income

Same-Community RevPAR

Relative TSR

Key 3 Retention

Corporate Retention

Total Shareholder Return Amount	$ 37.55	70.98	60.93
Peer Group Total Shareholder Return Amount	140.29	143.09	113.44
Net Income (Loss)	$ (238,340,000)	$ (99,364,000)	$ 81,945,000
Company Selected Measure Amount	4,113	3,734	3,917
PEO Name	Ms. Baier.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Portfolio Revenue per Available Unit (“RevPAR”)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Facility Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-Community RevPAR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Key 3 Retention
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Retention
PEO [Member] | Amount of Stock Awards from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,117,052)	$ (2,765,005)	$ (4,939,153)
PEO [Member] | Fair Value at Year End of Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,602,447	2,803,031	1,848,813
PEO [Member] | Change in Fair Value at Year End from Prior Year End of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,844,384)	174,856	(3,833,352)
PEO [Member] | Change in Fair Value as of Vesting Date from Prior YearEnd of Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	715,681	440,852	(163,057)
PEO [Member] | For Prior Year End Fair Value of Awards Granted in Prior Years that Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,643,308)	653,734	(7,086,749)
Non-PEO NEO [Member] | Amount of Stock Awards from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(797,022)	(462,496)	(1,083,293)
Non-PEO NEO [Member] | Fair Value at Year End of Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	405,143	338,623	415,058
Non-PEO NEO [Member] | Change in Fair Value at Year End from Prior Year End of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(226,194)	19,201	(491,102)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date from Prior YearEnd of Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,832	50,293	(30,090)
Non-PEO NEO [Member] | For Prior Year End Fair Value of Awards Granted in Prior Years that Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(72,317)	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (549,241)	$ (126,696)	$ (1,189,427)